Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
Income Taxes [Abstract]
Schedule of Reconciles the U.S. Statutory Rates to the Company’s Effective Tax Rate

The following table reconciles the U.S. statutory rates to the Company’s effective tax rate for the quarters ended January 31, 2025 and January 31, 2024:

	January 31, 2025	January 31, 2024
Federal income taxes at statutory rate	21.00%	21.00%
State income taxes at statutory rate	5.00%	6.96%
Change in valuation allowance	(25.99)%	(27.98)%
Other	(0.01)%	(0.07)%
Totals	0.00%	0.00%

The following table reconciles the U.S. statutory rates to the Company’s effective tax rate for the years ended October 31, 2024, 2023, and 2022:

	2024	2023	2022
Federal income taxes at statutory rate	21.00%	21.00%	21.00%
State income taxes at statutory rate	6.89%	7.00%	7.00%
Change in valuation allowance	(27.98)%	(28.00)%	(28.00)%
Other	0.09%	—%	—%
Totals	0.00%	—%	—%

Schedule of Deferred Tax Assets

Deferred tax assets as of January 31, 2025 and October 31, 2024 consist of the following components:

	January 31, 2025	October 31, 2024
Deferred tax assets
Net operating loss carryforwards	$664,145	$421,921
Capitalized research and development costs	85,477	100,146
Stock based compensation	67,982	54,970
Other	209	209
Total deferred tax asset	817,813	577,246
Valuation allowance	(799,115)	(560,133)
Deferred tax assets, net	18,698	17,113
Deferred tax liabilities
Depreciation	(18,698)	(17,113)
Net deferred tax assets	$—	$—

Deferred tax assets for the fiscal years ended October 31, 2024, 2023 and 2022 consist of the following components:

	2024	2023	2022
Deferred tax assets	$—	$—	$—
Net operating loss carryforwards	421,921	37,702	44,863
Capitalized research and development costs	100,146	—	—
Stock based compensation	54,970	—	—
Other	210	—	—
Total deferred tax asset	$577,246	$37,702	$44,863
Valuation allowance	(560,134)	(37,702)	(44,863)
Deferred tax assets, net	$17,113	$—	$—
Deferred tax liabilities
Depreciation	(17,113)	—	—
Net deferred tax assets	$—	$—	$—